Income Tax - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective income tax reconciliation percentage				0.00%	0.00%
Federal statutory income tax rate percentage				21.00%	21.00%
Income tax expense benefit		$ 0		$ 0.0	$ 0.0
Unrecognized tax benefits if recognized impact on the effective tax rate				0.0	4,800,000
Domestic Tax Authority [Member]
Net operating loss carryovers				$ 117,200,000	134,600,000
Percentage of taxable income that can be used to set off operating loss carry forwards				80.00%
Domestic Tax Authority [Member] | Before Two Thousand And Eighteen [Member] | Year Two Thousand And Thirty Three To Year Two Thousand And Thirty Seven [Member]
Tax credit carry forward				$ 35,000,000.0
Domestic Tax Authority [Member] | After Two Thousand And Seventeen [Member]
Net operating loss carryovers				$ 82,300,000
Tax Year 2014 [Member]
Open Tax Year				2014
Tax Year 2020 [Member]
Open Tax Year				2020
Osprey Technology Acquisition Corp [Member]
Net operating loss carryovers				$ 1,382,869	0
Change in the valuation allowance				$ 282,584	$ 0
Effective income tax reconciliation percentage				(0.10%)	(1.40%)
Federal statutory income tax rate percentage				21.00%	21.00%
Income tax expense benefit	$ (30,422)		$ 248,414	$ 1,361	$ 93,275